ACQUISITIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Business Combinations [Abstract]
Summary Of Pro Forma Information

	Total Operating	Income
	Revenues	(Loss)
	(in thousands)
Pro forma results of operations for the six months ended June 30, 2017	$155,474	$8,016
Pro forma results of operations for the six months ended June 30, 2016	$92,033	$(92,864)

	Total operating revenues and other	Net loss
	(in thousands)
	(unaudited)
Pro forma results for the combined entity for the year ended December 31, 2016	$199,982	$(157,230)

Summary Of Consideration Paid And The Preliminary Allocation Of Purchase Prices

(in thousands)
Summary of Consideration
Cash	$890

Total consideration paid	890

Summary of Purchase Price Allocation
Plus: fair value of liabilities assumed
Asset retirement obligations assumed	89

Total fair value liabilities assumed	89

Less: fair value of assets acquired
Proved oil and natural gas properties	2,605
Unproved oil and natural gas properties	—

Total fair value assets acquired	2,605

Bargain Purchase Gain	$(1,626)